Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of revenue

An analysis of the Group’s revenue is as follows:-

	2024	2024	2023	2022
	US$	HK$	HK$	HK$
Revenue from contract with customers within the scope of IFRS 15, types of goods or services:-
Catering income – a point in time	61,548,881	478,093,240	531,779,040	455,160,398
Sales of goods – a point in time	1,555,571	12,083,213	507,062	644,775
Management fee income – over time	1,776,459	13,799,000	-	883,000

	64,880,911	503,975,453	532,286,102	456,688,173